UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floot
         New York, NY  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/James McKee     New York, NY     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $247,523 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    19415   550000 SH       DEFINED 0              550000        0
APPLE INC                      COM              037833100     4171   156500 SH  CALL DEFINED 0              156500        0
BANK OF AMERICA CORPORATION    COM              060505104     7343  2735000 SH  CALL DEFINED 0             2735000        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188       33    15000 SH  PUT  DEFINED 0               15000        0
CBS CORP NEW                   CL B             124857202     7610   200000 SH       DEFINED 0              200000        0
CBS CORP NEW                   CL B             124857202     1050   525000 SH  CALL DEFINED 0              525000        0
CENTRAL PAC FINL CORP          COM NEW          154760409    16427  1053697 SH       DEFINED 0             1053697        0
CITIGROUP INC                  COM NEW          172967424     1281    32383 SH       DEFINED 0               32383        0
CITIGROUP INC                  COM NEW          172967424    15818  1900000 SH  CALL DEFINED 0             1900000        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    15300   400000 SH       DEFINED 0              400000        0
FIFTH & PAC COS INC            COM              316645100     4980   400000 SH       DEFINED 0              400000        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109        4    58000 SH  PUT  DEFINED 0               58000        0
FORD MTR CO DEL                COM PAR $0.01    345370860     3098  2120000 SH  CALL DEFINED 0             2120000        0
FORD MTR CO DEL                COM PAR $0.01    345370860     5180   400000 SH       DEFINED 0              400000        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    21314  4855182 SH       DEFINED 0             4855182        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106     1103   900000 SH  CALL DEFINED 0              900000        0
GENERAL MTRS CO                COM              37045V100     1841   750000 SH  CALL DEFINED 0              750000        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4685   287000 SH  CALL DEFINED 0              287000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184       22    40000 SH  PUT  DEFINED 0               40000        0
ISHARES TR                     MSCI EMERG MKT   464287234     1136   708100 SH  CALL DEFINED 0              708100        0
ISHARES TR                     MSCI EMERG MKT   464287234      181   183500 SH  PUT  DEFINED 0              183500        0
ISHARES TR                     RUSSELL 2000     464287655        2    20000 SH  PUT  DEFINED 0               20000        0
JPMORGAN CHASE & CO            COM              46625H100    13320  2400000 SH  CALL DEFINED 0             2400000        0
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104     1771    90000 SH       DEFINED 0               90000        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880     5060    74671 SH       DEFINED 0               74671        0
MORGAN STANLEY                 COM NEW          617446448     3220   800000 SH  CALL DEFINED 0              800000        0
NATIONAL BK HLDGS CORP         CL A             633707104     5393   284000 SH       DEFINED 0              284000        0
PENTAIR LTD                    SHS              H6169Q108     4245    86372 SH       DEFINED 0               86372        0
PMC COML TR                    SH BEN INT       693434102     2433   342647 SH       DEFINED 0              342647        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102     6210   100000 SH       DEFINED 0              100000        0
RESEARCH IN MOTION LTD         COM              760975102     2400   202000 SH       DEFINED 0              202000        0
RESEARCH IN MOTION LTD         COM              760975102      784    66000 SH       DEFINED 1               66000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       97   210000 SH  CALL DEFINED 0              210000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       16   100000 SH  PUT  DEFINED 0              100000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    37944   620000 SH       DEFINED 0              620000        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1377     8500 SH       DEFINED 0                8500        0
SPDR GOLD TRUST                GOLD SHS         78463V107       11    50000 SH  CALL DEFINED 0               50000        0
SPDR GOLD TRUST                GOLD SHS         78463V107      136    60000 SH  PUT  DEFINED 0               60000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      337   170000 SH  CALL DEFINED 0              170000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      297   235000 SH  PUT  DEFINED 0              235000        0
TARGET CORP                    COM              87612E106     5917   100000 SH       DEFINED 0              100000        0
TYCO INTERNATIONAL LTD         SHS              H89128104     6435   220000 SH       DEFINED 0              220000        0
UNION PAC CORP                 COM              907818108     6286    50000 SH       DEFINED 0               50000        0
VISTEON CORP                   COM NEW          92839U206    11840   220000 SH       DEFINED 0              220000        0